Measurement of financial assets and liabilities - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	$ 13,105	$ 13,380
Contractual maturities	14,208	14,628
Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	769	663
Contractual maturities	852	755
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	3,933	4,261
Contractual maturities	4,936	5,375
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	234	299
Contractual maturities	251	341
Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	707	516
Contractual maturities	707	516
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	716	582
Contractual maturities	716	582
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	4,035	2,866
Contractual maturities	4,035	2,866
Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	2,711	4,193
Contractual maturities	2,711	4,193
Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	8,336	8,598
Within one year | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	155	11
Within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	126	509
Within one year | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	76	101
Within one year | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	707	516
Within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	716	582
Within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,845	2,686
Within one year | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,711	4,193
1 to 2 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	357	363
1 to 2 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	169	163
1 to 2 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	126	124
1 to 2 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	62	76
2 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	533	703
2 to 5 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	68	206
2 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	379	370
2 to 5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	86	127
5 to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,729	2,724
5 to 10 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	149	98
5 to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,555	2,598
5 to 10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	25	28
10 to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	26	1,055
10 to 15 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	24	22
10 to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,024
10 to 15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2	9
15 to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9	8
15 to 20 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9	8
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5	4
Over 20 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5	4
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,213	1,173
No stated maturity | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	273	243
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	750	750
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	$ 190	$ 180